Expense Example - Prospector Focused Large Cap Fund - Prospector Focused Large Cap Fund Class	Oct. 24, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	$ 374